EQUITY (Details Narrative) - USD ($)				12 Months Ended
	Mar. 20, 2023	Mar. 12, 2023	Nov. 03, 2022	Sep. 30, 2024	Sep. 30, 2023	Oct. 19, 2022	May 29, 2020	Jan. 16, 2019
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized				50,000,000	50,000,000	50,000,000
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Common stock shares issued				15,500,000	15,500,000	1
Description of stock split			the Company issued an additional 15,499,999 ordinary shares which was treated as a stock split.
Common stock, shares outstanding			15,500,000	15,500,000	15,500,000
Additional paid in capital					$ (10,147,447)
Description of statutory reserve				Company’s subsidiaries in the PRC are required to provide statutory reserves, which are appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves reach 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends. As of September 30, 2024 and 2023, the statutory reserves of the Company’s subsidiaries in the PRC didn’t reach 50% of their respective registered capital.
Beijing Leishen Green Energy [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest								51.00%
China Oil Blue Ocean [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest							51.00%
China Oil Blue Ocean [Member]
Subsidiary or Equity Method Investee [Line Items]
Additional paid in capital		$ 10,147,447
ZJY Technologies [Member]
Subsidiary or Equity Method Investee [Line Items]
Additional paid in capital	$ 10,147,447
PRC Subsidiaries [Member]
Subsidiary or Equity Method Investee [Line Items]
Restricted net assets				$ 3,308,960	$ 3,183,615
Wise Power Energy Services Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage			41.00%
Polar Energy Company Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage			41.00%
COBO Petroleum Technology Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage			10.00%
Li Hongqi [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage			92.00%
Huayou Huitong [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage				49.00%
Sichuan Leishen Hongzhuo [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage				49.00%